UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: April 30, 2017

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund II

Investment Advisor:

Kopernik Global Investors, LLC

KGGIX | KGGAX

Kopernik Global All-Cap Fund

KGIIX

Kopernik International Fund

Semi-Annual Report

April 30, 2017

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2017 (Unaudited)

The Funds file their complete schedule of investments of Fund’s holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-887-4KGI; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2017 (Unaudited)

Dear Fellow Shareholders:

The six-month period under review, November 1, 2016 to April 30, 2017, saw the Kopernik Global All-Cap Fund (the “Fund”), Class I shares, appreciate by 3.55%. This compares to the MSCI All Country World Index, which gained 11.76%.

A look back at the six-month period reveals that the bifurcation we have observed in the past several years in the global equity markets persisted. Investors’ optimism about the U.S. market continued unabated with the S&P 500 Index increasing by 13.0%. Emerging markets, as measured by the MSCI Emerging Markets Index, generated a positive return of 9.0% during the same period. We marvel at the fact that the U.S., which produces less than a quarter of the world’s total output in goods and services, is capitalized at 53% of the MSCI All Country World Index while the emerging markets, which accounts for more than half of the world’s total GDP and generates most of the global economic growth, has a mere 11% representation in the same index. We note that the greatest concentration of foreign capital in the world today is in the U.S. — the U.S. financial assets. Since 2008, over $23 trillion of foreign capital has been invested in U.S. financial assets. (In the previous 20 years, they only accumulated $14 trillion.)1

As we commented in our October 2016 annual report, natural resources had a meaningful run for the year ended in October with the only exception of uranium which experienced a remarkable decline of 47%. What we saw in the past six months, however, was a reversal — natural resources were flat while uranium rebounded and gained 20% in price. The Baltic Dry Index (“BDI”), which tracks the price of moving major materials by sea, continued to gain strength with an increase of 32% for the six months ended in April, 2017. Versus the 2008 peak, however, the BDI is still down 90%. Gold bullion moved sideways with a slight decline in price of 1.5%.

We added two companies to the portfolio during the six-month periods, namely Gold Fields, Ltd. (“Gold Fields”) and Hollysys Automation Technologies (“Hollysys”). Gold Fields is a South African-based gold producer with open pit and mechanized underground gold mines located in Ghana, South Africa, Australia and Peru. We are attracted to the company’s large gold reserves, a solid management team which has proven over the years to be strong mine operators and good capital allocators, and a healthy balance sheet with limited leverage. The company had recently underperformed its global peers and we took advantage of the price weaknesses and initiated the new position. Hollysys is a Chinese-based manufacturer of automation and control systems. Hollysys has a strong market and industry position as it’s a leading local vendor of Industrial Automation and Rail (both high speed and subway) systems in China and commands a 60% plus market share in supplying automation and control systems for power plants. Hollysys is increasingly selling technologically advanced equipment which historically was dominated by foreign multinationals in China.

1	13D Research — May 11, 2017

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2017 (Unaudited)

Top detractors from the Fund’s overall performance for the six-month period were our two utilities companies, Centrais Eletricas Brasileiras SA (“Eletrobras”) and Electricite de France SA (“EDF”), down 24.6% and 19.6%, respectively. The decline in price for Eletrobras followed a substantial price increase for the most part of 2016. We maintain our conviction in the companies as the current market prices still reflect only a fraction of the companies’ intrinsic value which we base upon the adjusted replacement cost for the company-owned assets. Dundee Corp, a Canadian-based investment holding company, declined 51.4% during the six-month period. Trading at a quarter of the book value, we believe the market severely undervalues the company’s assets. We reiterate our conviction in the company. Another detractor from the Fund’s overall performance was Cloud Peak Energy, down 45.3%. The share price was under pressure following the company’s decision in early 2017 to raise capital through a secondary equity offering. We added to the position as our revised intrinsic value estimate, which takes into account the equity raise, suggests that the risk-adjusted upside for the company remains favorable.

Top contributors to the Fund’s six-month return were our dry bulk shipping companies including Golden Ocean Group, Ltd. (“Golden Ocean”), Safe Bulkers Inc. (“Safe Bulkers”), and Diana Shipping, Inc. (“Diana Shipping”), up 112%, 88.2%, and 59.6% respectively. We are seeing early signs that the dry bulk shipping industry seems to be recovering thanks to increasing vessel scrapping, decelerating supply of new dry bulk vessels and industry consolidation. Take Golden Ocean for instance. In February, the company announced that it had reached agreement with shipyards to defer delivery of ten new buildings and achieve a price reduction valued at $15.3 million for the new buildings. We were encouraged by the company’s continued efforts to prudently manage its balance sheet and facilitate the industry’s recovery through capex deferral and capacity curtailment. We trimmed our positions in all three dry bulk shipping companies due to the recently strong price increases. Our asset-based valuation which takes into account the long-term median price for the vessels suggests that the upside still exits. In addition, contributing to the Fund’s overall performance were our uranium-related holdings, namely Denison Mines Corp. and Cameco Corp. (“Cameco”), rising in price by 27.1% and 26.3%, respectively, for the six months ended in April, 2017. In January, Kazatomprom (private company), the world’s largest producer of uranium, made an announcement that it was reducing 2017 planned uranium output by 10%. Kazatomprom’s management commented that they had realized that the strategic Kazakh mineral assets — uranium, were far more valuable to their shareholders and stakeholders being left in the ground for the time being, rather than adding to the near term oversupply situation. We commend Kazatomprom on its decision to curb its uneconomic practice of selling into a currently weak market at a price that’s well below the cost to replace current productions. In April, the U.S. Department of Energy (“DOE”) announced that the department would cut the annual amount of uranium being dispersed into the market by more than 40 percent of the historical average. As

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2017 (Unaudited)

we commented in the past, the dwindling secondary supply, as evidenced by the recent DOE announcement, and primary production curtailment by the world’s top uranium producers including Kazatomprom and Cameco, coupled with the nearly 60 new nuclear reactors that are scheduled to become operational in the near future, could lead to an undersupplied uranium market and push uranium price higher. Elsewhere, our Russian holdings performed strongly for the same six-month period. Notable price risers include Mail.Ru Group, Ltd., Yandex NV, Etalon Group, Ltd., Federal Grid Unified Energy System PJSC, and Sberbank of Russia PJSC, up 61%, 38.5%, 36.6%, 27.5%, and 24.5%, respectively.

Today’s market is bifurcated and distorted by the world’s major central banks’ irresponsible and excessive money-printing practices. Many investors overpay for certainty, clarity, and perceived short-term catalysts. We at Kopernik remain focused on long term value which is exhibited by the low valuation metrics on our portfolio of companies that are industry leading franchises, engage in businesses that sell goods and services that meet customers’ basic needs such as food and energy, and own valuable assets that are hard to replicate. Timing is never our forte but we are confident that price always converges with value, over time. Your portfolio of high quality companies held at meaningful discount to their intrinsic value is highly likely to reward long term and patient investors — our fellow shareholders.

We appreciate your continued support.

Kind Regards,

Kopernik Global Investors, LLC

Definition of Comparative Index

Baltic Dry Index is an economic indicator issued daily by the London-based Baltic Exchange that provides an assessment of the price of moving the major raw materials by sea.

MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

S&P 500 Index is an American stock market index that tracks the 500 most widely held common stocks listed on the New York Stock Exchange or NASDAQ and captures approximately 80% coverage of available U.S. market capitalization. The Index seeks to represent the entire U.S. stock market by reflecting the risk and return of all large-cap companies.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL
FUND
APRIL 30, 2017 (Unaudited)

Dear Fellow Shareholders:

The six-month period under review, November 1, 2016 to April 30, 2017, saw the Kopernik International Fund (the “Fund”), Class I shares, appreciate by 1.31%. This compares to the MSCI All Country World ex-US Index, which gained 10.37%.

A look back at the six-month period reveals that the bifurcation we have observed in the past several years in the global equity markets persisted. Investors’ optimism about the U.S. market continued unabated with the S&P 500 Index increasing by 13.0%. Emerging markets, as measured by the MSCI Emerging Markets Index, generated a positive return of 9.0% during the same period. We marvel at the fact that the U.S., which produces less than a quarter of the world’s total output in goods and services, is capitalized at 53% of the MSCI All Country World Index while the emerging markets, which accounts for more than half of the world’s total GDP and generates most of the global economic growth, has a mere 11% representation in the same index. We note that the greatest concentration of foreign capital in the world today is in the U.S. — the U.S. financial assets. Since 2008, over $23 trillion of foreign capital has been invested in U.S. financial assets. (In the previous 20 years, they only accumulated $14 trillion.)1

As we commented in our October 2016 annual report, natural resources had a meaningful run for the year ended in October with the only exception of uranium which experienced a remarkable decline of 47%. What we saw in the past six months, however, was a reversal — natural resources were flat while uranium rebounded and gained 20% in price. Gold bullion moved sideways with a slight decline in price of 1.5%.

We initiated new positions in GUOCO Group, Ltd. (“GUOCO”), KBR Inc. (“KBR”), Electricite de France SA (“EDF”), Federal Grid Unified Energy System PJSC (“Federal Grid”), and SJM Holdings, Ltd. (“SJM”). GUOCO is a Hong Kong-based investment holding company that engages in businesses such as property development, hotel management, casinos, and commercial banking. Our sum of the parts valuation indicates that the company is intrinsically worth significantly more than the market price suggests. KBR is a world leader (50% market share) of liquefied natural gas facility building and a top producer of downstream ammonia. We believe the company has industry’s best conversion technology with the highest yield and lowest costs in converting methane into ammonia. We were able to acquire the shares at the single-digit multiple of our estimated normalized earnings. EDF is based in France and the world’s largest electricity generating company. EDF owns a large, diversified mix of electricity generating assets of which more than two thirds are nuclear reactors and hydroelectric plants which are low carbon emitting. Our valuation is based on an age-adjusted replacement value analysis and suggests that the company is significantly undervalued by the market. Federal Grid is the sole operator and manager of Russia’s Unified

1	13D Research — May 11, 2017

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL
FUND
APRIL 30, 2017 (Unaudited)

National Electric Grid. It operates all of Russia’s high voltage transmission lines which span over 5.7 million square miles (for reference, the entire area of the US is 3.8 million square miles). We acquired the shares at substantial discounts to book value and replacement value. SJM is one of six gaming operators in Macau. Historically the company relied upon the VIP segment for a majority of the gaming revenue but the VIP business has declined significantly since Chinese President Xi’s anti-corruption campaign started in 2013. We took advantage of the share price weakness and acquired the shares at a substantial discount to our estimate of the company’s intrinsic value.

Top detractor from the Fund’s overall performance for the six-month period was Centrais Eletricas Brasileiras SA (“Eletrobras”) which decreased by 24.6% in price. The decline in price for Eletrobras followed a substantial price increase for the most part of 2016. We maintain our conviction in the company as the current market price still reflects only a fraction of the companies’ intrinsic value which we base upon the replacement cost for the company-owned assets. As gold bullion price weakened for the six months ended in April, the Fund’s gold mining holdings struggled. Notably, New Gold Inc., Gold Fields, Ltd, and Novagold Resources, Inc. declined 28.3%, 18.4%, and 16.4% in price, respectively. In addition, detracting from the Fund’s overall performance was Japan Steel Works, Ltd., which was down 24.8% for the six-month period. Despite the price weaknesses, we reiterate our long-term conviction in the company, which is a market leader in manufacturing of nuclear reactor components and injection molders used in auto manufacturing.

The Fund’s Russian holdings performed strongly for the six-month period and contributed significantly to the Fund’s overall performance. Notable price risers include Mail.Ru Group, Ltd., Yandex NV, RusHydro PJSC, and Sberbank of Russia PJSC, up 61%, 38.5%, 25% and 24.5%, respectively. Cameco Corp (“Cameco”), a top holding in the Fund, was up 27.1% for the six months ended in April, 2017 and helped lift the Fund’s overall performance. In January, Kazatomprom (private company), the world’s largest producer of uranium, made an announcement that it was reducing 2017 planned uranium output by 10%. Kazatomprom’s management commented that they had realized that the strategic Kazakh mineral assets — uranium, were far more valuable to their shareholders and stakeholders being left in the ground for the time being, rather than adding to the near term oversupply situation. We commend Kazatomprom on its decision to curb its uneconomic practice of selling into a currently weak market at a price that’s well below the cost to replace current productions. In April, the U.S. Department of Energy (“DOE”) announced that the department would cut the annual amount of uranium being dispersed into the market by more than 40 percent of the historical average. As we commented in the past, the dwindling secondary supply, as evidenced by the recent DOE announcement, and primary production curtailment by the world’s top uranium producers including Kazatomprom and Cameco, coupled with the nearly 60 new nuclear reactors that are scheduled to become operational in the near future, could lead to an undersupplied uranium market and push uranium price higher.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL
FUND
APRIL 30, 2017 (Unaudited)

Today’s market is bifurcated and distorted by the world’s major central banks’ irresponsible and excessive money-printing practices. Many investors overpay for certainty, clarity, and short-term catalysts. We at Kopernik remain focused on long term value which is exhibited by the low valuation metrics on our portfolio of companies that are industry leading franchises, engage in businesses that sell goods and services that meet customers’ basic needs such as food and energy, and own valuable assets that are hard to replicate. We believe valuation is the best predictor of future returns. Timing is never our forte but we are confident that price always converges with value, over time. Your portfolio of high quality companies held at meaningful discount to their intrinsic value is highly likely to reward long term and patient investors — our fellow shareholders.

We appreciate your continued support.

Kind Regards,

Kopernik Global Investors, LLC

Definition of Comparative Index

MSCI All Country World ex-US Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI All Country World ex-US Index captures large and mid-cap representation across 22 developed (excluding the United States) and 23 emerging market country indexes.

MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

S&P 500 Index is an American stock market index that tracks the 500 most widely held common stocks listed on the New York Stock Exchange or NASDAQ and captures approximately 80% coverage of available U.S. market capitalization. The Index seeks to represent the entire U.S. stock market by reflecting the risk and return of all large-cap companies.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2017 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 84.4%
	Shares	Value
AUSTRALIA — 3.9%
Newcrest Mining, Ltd.	2,772,363	$43,927,008

AUSTRIA — 1.6%
IMMOFINANZ AG	8,752,270	18,209,664

BRAZIL — 2.6%
BrasilAgro — Brasileira de Propriedades Agricolas	701,600	2,807,240
Centrais Eletricas Brasileiras SA*	2,352,800	13,194,449
SLC Agricola SA	2,201,700	13,491,616

		29,493,305

CANADA — 23.1%
Barrick Gold Corp.	883,345	14,769,528
Bear Creek Mining Corp.*	1,252,484	2,110,335
Cameco Corp.	3,697,263	35,456,752
Centerra Gold, Inc.	3,393,634	17,526,918
Denison Mines Corp.*	6,721,862	3,446,983
Dundee Corp., Cl A* (A)	2,419,423	5,583,079
Dundee Precious Metals, Inc.*	3,450,348	6,900,443

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CANADA — continued
Fission Uranium Corp.*	7,269,000	$3,301,549
Gabriel Resources, Ltd.* (A)	5,631,603	1,505,831
Goldcorp, Inc.	332,457	4,641,100
Ivanhoe Mines, Ltd., Cl A*	2,300,994	8,074,255
Kinross Gold Corp.*	6,809,704	23,765,867
Lundin Gold, Inc.* (A)	3,837,387	16,585,900
MEG Energy Corp.*	3,024,295	13,691,911
New Gold Inc.*	2,972,940	8,443,150
NexGen Energy*	2,320,719	5,015,290
Northern Dynasty Minerals, Ltd. (CAD)*	5,999,698	9,537,632
Northern Dynasty Minerals, Ltd. (USD)*	2,540,297	4,064,475
Novagold Resources, Inc.*	769,816	3,217,831
Seabridge Gold*	1,085,165	11,193,087
Silver Wheaton Corp.	1,070,083	21,369,558
Sprott, Inc. (A)	8,817,689	15,180,081
Turquoise Hill Resources, Ltd.*	4,846,417	13,230,718
Uranium Participation Corp.* (A)	5,071,420	14,563,545

		263,175,818

CHINA — 3.1%
China Yurun Food Group, Ltd.*	17,911,000	2,694,128
Guangshen Railway Co., Ltd., Cl H	18,297,003	9,926,701
Hollysys Automation Technologies	333,039	5,341,946
Hua Hong Semiconductor, Ltd. (B)	4,356,000	6,182,576
Nam Tai Property, Inc.	62,531	490,868
NVC Lighting Holding, Ltd. (A)	27,897,203	3,156,137
PAX Global Technology, Ltd.	11,278,000	6,988,624

		34,780,980

FRANCE — 4.2%
Areva SA* (A)	532,505	2,478,008
Electricite de France SA	5,497,560	45,907,818

		48,385,826

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
GREECE — 1.3%
Diana Shipping, Inc.*	1,446,870	$5,773,011
Tsakos Energy Navigation, Ltd.	2,002,075	9,189,524

		14,962,535

HONG KONG — 0.6%
Guoco Group, Ltd. (A)	401,000	4,603,714
Luks Group Vietnam Holdings Co., Ltd. (A)	6,195,000	2,166,321

		6,770,035

ITALY — 0.8%
ERG SpA	718,285	8,919,685

JAPAN — 12.7%
Japan Steel Works, Ltd.	2,073,913	33,264,467
Kamigumi Co., Ltd.	1,093,500	9,927,087
Kurita Water Industries, Ltd.	537,900	13,877,555
Mitsubishi Corp.	1,444,800	31,151,171
Mitsui & Co., Ltd.	2,321,200	32,753,959
Organo Corp. (A)	1,989,000	9,117,551
Sanshin Electronics Co., Ltd.	331,500	3,913,469
West Japan Railway Co.	164,300	10,971,511

		144,976,770

LEBANON — 0.1%
Solidere GDR (A)	174,732	1,537,641

NORWAY — 0.5%
Golden Ocean Group, Ltd.*	700,679	5,406,474

RUSSIA — 15.3%
Etalon Group, Ltd. GDR	2,108,876	8,119,173
Federal Grid Unified Energy System PJSC	8,457,302,533	29,143,864
Gazprom PAO*	3,722,396	8,931,558
Gazprom PJSC ADR	6,291,486	29,884,558
Lukoil PJSC	18,540	916,702

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
RUSSIA — continued
Lukoil PJSC ADR	122,350	$6,076,513
Mail.Ru Group, Ltd. GDR*	345,022	9,091,330
Moscow Exchange MICEX-RTS PJSC*	3,829,678	7,730,833
Protek PJSC (A)	1,897,261	3,375,533
RusHydro PJSC	465,029,207	7,302,819
RusHydro PJSC ADR	16,293,459	24,847,525
Sberbank of Russia PJSC	1,778,366	5,154,761
Sberbank of Russia PJSC ADR	2,160,375	25,686,859
Yandex NV, Cl A*	309,368	8,433,371

		174,695,399

SINGAPORE — 2.5%
Golden Agri-Resources, Ltd.	111,174,000	28,645,915

SOUTH AFRICA — 1.5%
Gold Fields, Ltd.	794,165	2,599,923
Impala Platinum Holdings, Ltd.*	4,610,371	14,817,355

		17,417,278

SOUTH KOREA — 4.1%
Hyundai Motor Co.	201,196	25,461,133
KT Corp.	503,737	14,254,619
KT Corp. ADR	423,267	7,022,000

		46,737,752

UKRAINE — 2.5%
Astarta Holding NV* (A)	347,784	6,455,055
Kernel Holding SA	191,685	3,409,534
MHP SA GDR (A)	1,798,746	18,527,084
MHP SA GDR (A) (B)	44,627	459,658

		28,851,331

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares/Face Amount/ Number of Warrants		Value
UNITED STATES — 4.0%
Cloud Peak Energy, Inc.*		1,592,231	$5,365,818
KBR Inc.		354,213	4,976,693
Pandora Media Inc.*		1,566,986	17,001,798
Royal Gold, Inc.		264,788	18,715,216

			46,059,525

VIETNAM — 0.0%
Masan Group Corp.		5,250	10,261

TOTAL COMMON STOCK (Cost $934,336,074)			962,963,202

PREFERRED STOCK — 1.8%
BRAZIL — 1.8%
Centrais Eletricas Brasileiras SA, Cl B (Cost $11,902,353)		2,916,700	20,629,768

CONVERTIBLE BONDS — 1.3%
CANADA — 1.3%
Gabriel Resources, Ltd. 8.000%, 06/30/19 (A) (C)	CAD	15,950,000	14,307,047

INDIA — 0.0%
REI Agro, Ltd. 5.500%, 11/13/14 (A) (B) (D)		$723,000	—

TOTAL CONVERTIBLE BONDS (Cost $14,817,321)			14,307,047

WARRANTS — 0.1%
CANADA — 0.1%
Gabriel Resources, Ltd., Expires 06/30/21* (A) (B) (C) (Cost $—)		11,428,804	1,255,866

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2017 (Unaudited)

RIGHTS — 0.0%
	Number of Rights/ Shares/ Contracts	Value
CANADA — 0.0%
Gabriel Resources, Ltd., Expires 06/30/21* (A) (B) (C) (Cost $—)	15,950	$—

SHORT TERM INVESTMENT — 0.1%
Dreyfus Treasury Securities Cash Management Fund, Cl Institutional, 0.290% (E) (Cost $765,111)	765,111	765,111

TOTAL INVESTMENTS — 87.7% (Cost $961,820,859)		999,920,994
Other Assets and Liabilities, Net — 12.3%		140,407,027

NET ASSETS — 100.0%		$1,140,328,021

PURCHASED OPTIONS (F) — 0.3%
UNITED STATES — 0.3%
S&P 500 Index Put, Strike Price $2,380, Expires 05/19/17* (Cost $9,634,012)	1,957	$3,326,900

*	Non-income producing security.
(A)	Security considered illiquid. The total value of such security as of April 30, 2017 was $120,858,051 and represented 10.6% of net assets.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of April 30, 2017 was $7,898,100 and represented 0.7% of net assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2017, was $15,562,913 and represented 1.4% of net assets.
(D)	Security in default on interest payments.
(E)	The rate reported is the 7-day effective yield as of April 30, 2017.
(F)	For the period ended April 30, 2017, the average market value of purchased options was $5,140,229.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2017 (Unaudited)

ADR —	American Depositary Receipt
CAD —	Canadian Dollar
Cl —	Class
GDR —	Global Depositary Receipt
Ltd. —	Limited
PJSC —	Public Joint Stock Company
USD —	U.S. Dollar

Amounts	designated as “—“ are either $0 or have been rounded to $0.

The list of inputs used to value the Fund’s net assets as of April 30, 2017 is as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$43,927,008	$—	$—	$43,927,008
Austria	18,209,664	—	—	18,209,664
Brazil	29,493,305	—	—	29,493,305
Canada	263,175,818	—	—	263,175,818
China	34,780,980	—	—	34,780,980
France	48,385,826	—	—	48,385,826
Greece	14,962,535	—	—	14,962,535
Hong Kong	6,770,035	—	—	6,770,035
Italy	8,919,685	—	—	8,919,685
Japan	144,976,770	—	—	144,976,770
Lebanon	1,537,641	—	—	1,537,641
Norway	5,406,474	—	—	5,406,474
Russia	174,695,399	—	—	174,695,399
Singapore	28,645,915	—	—	28,645,915
South Africa	17,417,278	—	—	17,417,278
South Korea	46,737,752	—	—	46,737,752
Ukraine	28,851,331	—	—	28,851,331
United States	46,059,525	—	—	46,059,525
Vietnam	10,261	—	—	10,261

Total Common Stock	962,963,202	—	—	962,963,202
Preferred Stock	20,629,768	—	—	20,629,768
Convertible Bonds	—	—	14,307,047	14,307,047
Warrants	—	—	1,255,866	1,255,866
Rights	—	—	—	—
Short Term Investment	765,111	—	—	765,111

Total Investments in Securities	$984,358,081	$—	$15,562,913	$999,920,994

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2017 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$3,326,900	$—	$—	$3,326,900

Total Other Financial Instruments	$3,326,900	$—	$—	$3,326,900

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

	Convertible Bond	Warrants	Rights	Total
Beginning Balance as of November 1, 2016	$21,997,729	$2,897,035	$—	$24,894,764
Accrued discounts/premiums	—	—	—	—
Realized gain/(loss)	—	—	—	—
Change in appreciation/(depreciation)	(7,690,682)	(1,641,169)	—	(9,331,851)
Purchases	—	—	—	—
Sales	—	—	—	—
Amortization sold	—	—	—	—
Transfer into Level 3	—	—	—	—
Transfer out of Level 3	—	—	—	—

Ending Balance as of April 30, 2017	$14,307,047	$1,255,866	$—	$15,562,913

Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(7,690,682)	$(1,641,169)	$—	$(9,331,851)

Amounts designated as “—“ are $0.

There were no transfers between Level 1, Level 2 and Level 3 assets for the period ended April 30, 2017.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL
FUND
APRIL 30, 2017 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 63.3%
	Shares	Value
AUSTRALIA — 4.0%
Newcrest Mining, Ltd.	20,124	$318,857

AUSTRIA — 1.5%
IMMOFINANZ AG	59,557	123,912

BRAZIL — 1.0%
BR Malls Participacoes SA*	12,540	55,864
Centrais Eletricas Brasileiras SA*	3,700	20,750

		76,614

CANADA — 20.6%
Barrick Gold Corp.	15,920	266,182
Cameco Corp.	32,581	312,452
Goldcorp, Inc.	11,123	155,277
Kinross Gold Corp.*	33,119	115,585
MEG Energy Corp.*	34,696	157,079
New Gold Inc.*	39,243	111,450
Novagold Resources, Inc.*	48,629	203,269
Silver Wheaton Corp.	13,850	276,585
Turquoise Hill Resources, Ltd.*	21,670	59,159

		1,657,038

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL
FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — 5.4%
Baidu Inc. ADR*	443	$79,842
China Shenhua Energy Co., Ltd., Cl H	32,500	75,794
Guangshen Railway Co., Ltd., Cl H	132,000	71,614
Hua Hong Semiconductor, Ltd. (A)	83,000	117,804
K Wah International Holdings, Ltd.	60,000	38,106
PAX Global Technology, Ltd.	90,000	55,770

		438,930

FRANCE — 0.6%
Areva SA*	1,087	5,058
Electricite de France SA	4,780	39,916

		44,974

HONG KONG — 0.9%
Guoco Group, Ltd.	3,000	34,442
SJM Holdings, Ltd.	43,000	41,737

		76,179

JAPAN — 5.4%
Inpex Corp.	2,100	20,129
Japan Steel Works, Ltd.	8,800	141,147
Kamigumi Co., Ltd.	7,000	63,548
Mitsubishi Corp.	3,500	75,463
Mitsui & Co., Ltd.	5,300	74,787
West Japan Railway Co.	900	60,100

		435,174

RUSSIA — 12.2%
Federal Grid Unified Energy System PJSC	6,260,000	21,572
Gazprom PAO*	146,083	350,512
LSR Group PJSC*	2,627	40,101
Lukoil PJSC	2,587	127,913
Mail.Ru Group, Ltd. GDR*	2,418	63,714

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL
FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
RUSSIA — continued
Moscow Exchange MICEX-RTS PJSC*	20,796	$41,980
RusHydro PJSC	3,482,533	54,690
Sberbank of Russia PJSC	54,790	158,814
Yandex NV, Cl A*	4,497	122,589

		981,885

SINGAPORE — 2.1%
Golden Agri-Resources, Ltd.	669,500	172,508

SOUTH AFRICA — 1.8%
Gold Fields, Ltd.	22,327	73,094
Impala Platinum Holdings, Ltd. *	23,349	75,042

		148,136

SOUTH KOREA — 1.9%
Hyundai Motor Co.	685	86,686
Hyundai Motor Co. GDR	222	8,936
KT Corp.	193	5,461
KT Corp. ADR	3,062	50,799

		151,882

UKRAINE — 1.9%
MHP SA GDR	15,022	154,727

UNITED STATES — 4.0%
KBR Inc.	1,307	18,363
Marathon Oil Corp.	3,141	46,707
Royal Gold, Inc.	3,661	258,760

		323,830

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL
FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
VIETNAM — 0.0%
Masan Group Corp.	350	$684

TOTAL COMMON STOCK (Cost $5,032,542)		5,105,330

TOTAL INVESTMENTS — 63.3% (Cost $5,032,542)		5,105,330
Other Assets and Liabilities, Net — 36.7%		2,958,680

NET ASSETS — 100.0%		$8,064,010

*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of April 30, 2017 was $117,804 and represented 1.5% of net assets.
ADR —	American Depositary Receipt
Cl —	Class
GDR —	Global Depositary Receipt
Ltd. —	Limited
PJSC —	Public Joint Stock Company

As of April 30, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

There were no transfers between Level 1 and Level 2 assets for the period ended April 30, 2017. For the period ended April 30, 2017, there were no Level 3 securities

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2017 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	Kopernik Global All-Cap Fund	Kopernik International Fund
Assets:
Investments, at Value (Cost $961,820,859 and $5,032,542)	$999,920,994	$5,105,330
Cash Equivalent	95,399,341	2,913,250
Foreign Currency, at Value (Cost $494,576 and $7,125)	496,301	7,123
Options Purchased, at Value (Cost $9,634,012 and $—)	3,326,900	—
Receivable for Capital Shares Sold	37,735,750	68,888
Receivable for Investment Securities Sold	3,768,572	68,271
Dividend and Interest Receivable	2,070,751	5,824
Reclaim Receivable	467,289	326
Receivable due from Adviser	—	6,173
Prepaid Expenses	25,928	20,072

Total Assets	1,143,211,826	8,195,257

Liabilities:
Payable for Capital Shares Redeemed	1,059,069	—
Payable due to Adviser	834,844	—
Payable for Investment Securities Purchased	824,796	113,508
Payable due to Administrator	80,147	549
Distribution Fees Payable (Class A Shares)	14,700	—
Payable due to Trustees	5,142	18
Chief Compliance Officer Fees Payable	2,948	—
Other Accrued Expenses and Other Payables	62,159	17,172

Total Liabilities	2,883,805	131,247

Net Assets	$1,140,328,021	$8,064,010

Net Assets Consist of:
Paid-in Capital	$1,208,719,005	$7,945,911
Undistributed (Distributions in Excess of) Net Investment Income	(21,168,768)	2,410
Accumulated Net Realized Gain (Loss) on Investments, Purchased Options, Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(79,020,796)	42,732
Net Unrealized Appreciation on Investments and Purchased Options	31,793,023	72,788
Net Unrealized Appreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	5,557	169

Net Assets	$1,140,328,021	$8,064,010

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2017 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES — continued
	Kopernik Global All-Cap Fund	Kopernik International Fund
Class A Shares:
Net Assets	$71,813,425	N/A
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	7,065,927	N/A
Net Asset Value Per Share*	$10.16	N/A

Maximum Offering Price, Per Share ($10.16/94.25%)	$10.78	N/A

Class I Shares:
Net Assets	$1,068,514,596	$8,064,010
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	105,498,950	712,214
Net Asset Value Offering and Redemption Price, Per Share*	$10.13	$11.32

*	Class A Shares are subject to a maximum contingent deferred sales charge of 0.75% if shares are redeemed within 18 months of purchase.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
FOR THE SIX MONTHS ENDED
APRIL 30, 2017 (Unaudited)

STATEMENTS OF OPERATIONS
	Kopernik Global All-Cap Fund	Kopernik International Fund
Investment Income:
Dividends	$6,724,059	$19,237
Interest	1,696	—
Less: Foreign Taxes Withheld	(889,746)	(1,497)

Total Investment Income	5,836,009	17,740

Expenses:
Investment Advisory Fees	4,539,077	14,815
Administration Fees	417,310	9,038
Distribution Fees (Class A Shares)	87,268	—
Trustees’ Fees	11,546	32
Chief Compliance Officer Fees	3,704	65
Custodian Fees	98,059	4,470
Transfer Agent Fees	56,143	12,902
Printing Fees	25,746	503
Registration and Filing Fees	23,590	13,173
Legal Fees	20,619	58
Audit Fees	13,552	13,338
Other Expenses	17,882	910

Total Expenses	5,314,496	69,304

Less:
Advisory Waiver Recapture — Note 5	86,534	—
Investment Advisory Fee Waiver	—	(14,815)
Reimbursement from Adviser	—	(43,456)
Fees Paid Indirectly — Note 4	(587)	(6)

Net Expenses	5,400,443	11,027

Net Investment Income	435,566	6,713

Net Realized Gain (Loss) on:
Investments	(17,464,121)	45,308
Purchased Options	(18,381,104)	—
Foreign Currency Transactions	(217,709)	(1,138)

Net Realized Gain (Loss)	(36,062,934)	44,170

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	66,219,854	(155,025)
Purchased Options	(6,307,112)	—
Foreign Currency Transactions	64,896	210

Net Change in Unrealized Appreciation (Depreciation)	59,977,638	(154,815)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	23,914,704	(110,645)

Net Increase (Decrease) in Net Assets Resulting from Operations	$24,350,270	$(103,932)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net Investment Income	$435,566	$7,130,466
Net Realized Gain (Loss) on Investments, Purchased Options and Foreign Currency Translation	(36,062,934)	30,767,022
Net Change in Unrealized Appreciation on Investments, Purchased Options and Foreign Currency Transactions	59,977,638	189,320,597

Net Increase in Net Assets Resulting From Operations	24,350,270	227,218,085

Dividends:
Dividends from Net Investment Income
Class A Shares	(2,049,326)	(186,893)
Class I Shares	(28,634,509)	(4,211,820)

Total Dividends	(30,683,835)	(4,398,713)

Capital Share Transactions(1):
Class A Shares
Issued	18,701,567	26,058,743
Reinvestment of Distributions	1,531,714	117,701
Redeemed	(17,046,139)	(51,817,263)

Net Class A Share Transactions	3,187,142	(25,640,819)

Class I Shares
Issued	327,538,367	216,448,744
Reinvestment of Distributions	18,620,093	2,549,112
Redeemed	(90,409,400)	(241,322,429)

Net Class I Share Transactions	255,749,060	(22,324,573)

Net Increase (Decrease) in Net Assets From Capital Share Transactions	258,936,202	(47,965,392)

Total Increase in Net Assets	252,602,637	174,853,980

Net Assets:
Beginning of Period	887,725,384	712,871,404

End of Period (including Undistributed (Distributions in Excess of) Net Investment Income of $(21,168,768) and $9,079,501, respectively)	$1,140,328,021	$887,725,384

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL
FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net Investment Income	$6,713	$2,608
Net Realized Gain on Investments and Foreign Currency Translation	44,170	40,130
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(154,815)	272,699

Net Increase (Decrease) in Net Assets Resulting From Operations	(103,932)	315,437

Dividends:
Dividends from Net Investment Income
Class I Shares	(6,645)	(1,830)
Distributions from Net Capital Gains
Class I Shares	(17,470)	—

Total Dividends and Distributions	(24,115)	(1,830)

Capital Share Transactions(1):
Class I Shares
Issued	6,139,622	941,743
Reinvestment of Distributions	24,115	1,830
Redeemed	(43,886)	(251,363)

Net Class I Share Transactions	6,119,851	692,210

Net Increase in Net Assets From Capital Share Transactions	6,119,851	692,210

Total Increase in Net Assets	5,991,804	1,005,817

Net Assets:
Beginning of Period	2,072,206	1,066,389

End of Period (including Undistributed Net Investment Income of $2,410 and $2,342, respectively)	$8,064,010	$2,072,206

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Period

	Class A Shares
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016		Year Ended October 31, 2015	Period Ended October 31, 2014*
Net Asset Value, Beginning of Period	$10.14		$7.52		$8.69	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)**	(0.01)		0.06		0.00 ^	0.07
Net Realized and Unrealized Gain (Loss)	0.34		2.59		(1.12)	(1.38)

Total from Investment Operations	0.33		2.65		(1.12)	(1.31)

Dividends and Distributions:
Net Investment Income	(0.31)		(0.03)		(0.05)	—
Capital Gains	—		—		(0.00)^	—

Total Dividends and Distributions	(0.31)		(0.03)		(0.05)	—

Net Asset Value, End of Period	$10.16		$10.14		$7.52	$8.69

Total Return†	3.30%		35.38%		(12.95)%	(13.10)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$71,813		$68,581		$78,531	$183,317
Ratio of Expenses to Average Net Assets(1)	1.30	%(2)††	1.35	%(2)	1.35%	1.35	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Recaptured Fees and Fees Paid Indirectly)	1.28	%††	1.31%		1.36%	1.38	%††
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.18	)%††	0.72%		0.05%	0.68	%††
Portfolio Turnover Rate	16	%†††	39%		60%	42	%†††

*	Commenced operations November 1, 2013.

**	Per share calculations were performed using average shares for the period.

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee during the period. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.

†††	Portfolio turnover rate is for the period indicated and has not been annualized.

^	Amount represents less than $0.01 per share.

(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.

(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND

FINANCIAL HIGHLIGHTS — continued
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Period

	Class I Shares
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016		Year Ended October 31, 2015	Period Ended October 31, 2014*
Net Asset Value, Beginning of Period	$10.11		$7.52		$8.71	$10.00

Income (Loss) from Investment Operations:
Net Investment Income**	0.01		0.08		0.03	0.07
Net Realized and Unrealized Gain (Loss)	0.35		2.57		(1.13)	(1.36)

Total from Investment Operations	0.36		2.65		(1.10)	(1.29)

Dividends and Distributions:
Net Investment Income	(0.34)		(0.06)		(0.09)	(0.00	)^
Capital Gains	—		—		(0.00)^	—

Total Dividends and Distributions	(0.34)		(0.06)		(0.09)	(0.00	)^

Net Asset Value, End of Period	$10.13		$10.11		$7.52	$8.71

Total Return†	3.55%		35.53%		(12.72)%	(12.89)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$1,068,515		$819,144		$634,340	$760,487
Ratio of Expenses to Average Net Assets(1)	1.05	%(2)††	1.10	%(2)	1.10%	1.10	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Recaptured Fees and Fees Paid Indirectly)	1.04	%††	1.06%		1.12%	1.13	%††
Ratio of Net Investment Income to Average Net Assets	0.11	%††	0.99%		0.35%	0.68	%††
Portfolio Turnover Rate	16	%†††	39%		60%	42	%†††

*	Commenced operations November 1, 2013.

**	Per share calculations were performed using average shares for the period.

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee during the period. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.

†††	Portfolio turnover rate is for the period indicated and has not been annualized.

^	Amount represents less than $0.01 per share.

(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.

(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL
FUND

FINANCIAL HIGHLIGHTS — concluded
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Period

	Class I Shares
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016	Period Ended October 31, 2015*
Net Asset Value, Beginning of Period	$11.31		$9.25	$10.00

Income (Loss) from Investment Operations:
Net Investment Income**	0.02		0.02	(0.00	)^
Net Realized and Unrealized Gain (Loss)	0.13		2.05	(0.75)

Total from Investment Operations	0.15		2.07	(0.75)

Dividends and Distributions:
Net Investment Income	(0.04)		(0.01)	—
Capital Gains	(0.10)		—	—

Total Dividends and Distributions	(0.14)		(0.01)	—

Net Asset Value, End of Period	$11.32		$11.31	$9.25

Total Return†	1.31%		22.45%	(7.50)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$8,064		$2,072	$1,066
Ratio of Expenses to Average Net Assets(1)	0.67	%††	1.10%	1.10	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	4.21	%††	10.26%	20.41	%††
Ratio of Net Investment Income (Loss) to Average Net Assets	0.41	%††	0.16%	(0.04	)%††
Portfolio Turnover Rate	18	%†††	50%	26	%†††

*	Commenced operations June 30, 2015.
**	Per share calculations were performed using average shares for the period.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee during the period. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
†††	Portfolio turnover rate is for the period indicated and has not been annualized.
^	Amount represents less than $0.01 per share.
(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.
Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2017

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 32 funds. The financial statements herein are those of the Kopernik Global All-Cap Fund and Kopernik International Fund (each a “Fund” and collectively the “Funds”). The investment objective of the Funds is long-term growth of capital. The Kopernik Global All-Cap Fund is diversified and invests primarily (at least 40% of its net assets) in equity securities of companies located in at least three countries other than the U.S. The Kopernik International Fund is diversified. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Effective March 31, 2017, the Kopernik Global All-Cap Fund was closed to certain new investments because Kopernik Global Investors, LLC (the “Adviser”) believes that the implementation of the Fund’s investment strategy may be adversely affected if the size of the Fund is not limited.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidance for investment companies.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent,

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
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third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long positions and at the closing ask price for written options. Options not traded on a national securities exchange are valued at the last quoted bid price.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2017, the total market value of securities in the Kopernik Global All-Cap Fund valued in accordance with fair value procedures was $15,562,913 or 1.4% of the Fund’s net assets. As of April 30, 2017, Kopernik International Fund had no fair valued securities.

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For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Funds calculate their net asset values. The closing prices of such securities may no longer reflect their market value at the time the Funds calculate net asset values if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Funds becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called.

The Funds use MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with authoritative guidance on fair value measurement under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
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assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of April 30, 2017. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Assets	Fair Value at April 30, 2017	Valuation Technique	Unobservable Inputs	Inputs
Convertible Bonds	$14,307,047	Convertible Bond Pricing Model	Credit Spread	10%

			Volatility	60%
			Liquidity Risk	10%
Warrants	1,255,866	Black-Scholes Option Pricing Model	Volatility	60%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the six months ended April 30, 2017, there have been no significant changes to the Funds’ fair valuation methodology.

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Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended April 30, 2017, the Funds did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are accreted and amortized.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
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between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (loss) during the period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. There were no forward foreign currency contracts for the six months ended April 30, 2017.

Options Written/Purchased — The Funds may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Funds has realized a gain or a loss. Any realized or unrealized gains (loss) during the period are presented on the Statements of Operations. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities,

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
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fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. The Kopernik Global All-Cap Fund had open option contracts as of April 30, 2017 as disclosed in the Fund’s Schedule of Investments.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Cash Equivalents — Idle cash may be swept into various money market sweep accounts and is classified as cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds distribute substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

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4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended April 30, 2017, the Kopernik Global All-Cap Fund and Kopernik International Fund were charged $417,310 and $9,038, respectively, for these services.

The Kopernik Global All-Cap Fund adopted a distribution plan for Class A Shares that allows the Fund to pay for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Fund’s assets continuously, over time, these fees will increase the cost of your investment. The annual distribution and service fees for Class A Shares of the Fund is 0.25% of the average daily net assets of the Fund’s Class A Shares.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

During the six months ended April 30, 2017, the Kopernik Global All-Cap Fund and Kopernik International Fund earned cash management credits of $587 and $6, respectively, which were used to offset transfer agent expenses. These amounts are labeled “Fees Paid Indirectly” on the Statements of Operations.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds at a fee calculated at an annual rate of 0.90% of the Funds’ average daily net assets. The Adviser has contractually agreed (effective November 1, 2013 for the Kopernik Global All-Cap Fund and June 30, 2015 (revised February 8, 2017) for the Kopernik International Fund) to reduce its fees and/or reimburse expenses in order to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, “excluded expenses”)) from exceeding certain levels as set forth below until February 28, 2018 (the “Contractual Expense Limit”). This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2018.

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	Class A Shares	Class I Shares
Kopernik Global All-Cap Fund	1.35%	1.10%
Kopernik International Fund	0.70%	0.45%

Prior to February 8, 2017, the Contractual Expense Limit for the Kopernik International Fund was 1.35% for Class A Shares and 1.10% for Class I Shares.

As of April 30, 2017, Class A Shares for the Kopernik International Fund have not yet commenced operations.

If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may receive from the Funds the difference between the total annual fund operating expenses (not including excluded expenses) and the Contractual Expense Limit to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any other agreement) was in place.

As of April 30, 2017, Kopernik Global All-Cap Fund had no fees which were previously waived by the Adviser that can be recaptured. For the six months ended April 30, 2017, the Adviser recaptured previously waived fees of $86,534 for the Kopernik Global All-Cap Fund. As of April 30, 2017, fees for the Kopernik International Fund which were previously waived by the Adviser that can be recaptured, up to the expense cap in place at the time the expenses were waived, were $136,118, expiring in 2020 and $136,352, expiring in 2021.

6. Share Transactions:

Kopernik Global All-Cap Fund	Six-Month Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Shares Transactions:
Class A Shares
Issued	1,769,652	3,204,888
Reinvestment of Distributions	151,206	17,158
Redeemed	(1,621,377)	(6,904,097)

Increase (Decrease) in Class A Shares	299,481	(3,682,051)

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Kopernik Global All-Cap Fund	Six-Month Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Class I Shares
Issued	31,364,513	27,073,083
Reinvestment of Distributions	1,845,401	373,223
Redeemed	(8,714,347)	(30,853,230)

Increase (Decrease) in Class I Shares	24,495,567	(3,406,924)

Kopernik International Fund	Six-Month Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Shares Transactions:
Class I Shares
Issued	530,702	89,551
Reinvestment of Distributions	2,200	206
Redeemed	(3,903)	(21,788)

Increase in Class I Shares	528,999	67,969

7. Investment Transactions:

For the six months ended April 30, 2017, the purchases and sales of investment securities other than long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Kopernik Global All-Cap Fund	$275,973,407	$143,923,364
Kopernik International Fund	4,344,396	394,029

There were no purchases or sales of long term U.S. Government securities.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain or (loss) on investment transactions for a reporting period may differ significantly from distributions

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during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

The tax character of dividends and distributions declared for the Funds during the years ended October 31, 2016 and 2015 were as follows:

Ordinary Income
Kopernik Global All-Cap Fund
2016	$4,398,713
2015	5,834,752
Kopernik International Fund
2016	1,830
2015	—

As of October 31, 2016, the components of distributable earnings on a tax basis were as follows:

	Kopernik Global All-Cap Fund	Kopernik International Fund
Undistributed Ordinary Income	$30,672,992	$24,096
Capital Loss Carryforwards	(18,477,759)	—
Unrealized Appreciation (Depreciation)	(74,252,652)	222,050

Total Accumulated Gains (Losses)	$(62,057,419)	$246,146

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

Short-Term Loss
Kopernik Global All-Cap Fund	$18,477,759
Kopernik International Fund	—

During the year ended October 31, 2016, the Kopernik Global All-Cap Fund utilized $35,284,480 and the Kopernik International Fund utilized $23,450 of capital loss carryforwards to offset capital gains.

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For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales and passive foreign investment companies. Wash sale loss deferrals cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency and purchased options) by the Funds at April 30, 2017, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Kopernik Global All-Cap Fund	$961,820,859	$147,316,782	$(109,216,647)	$38,100,135
Kopernik International Fund	5,032,542	235,595	(162,807)	72,788

9. Concentration of Risks:

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

10. Other:

At April 30, 2017, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of omnibus accounts that were held on behalf of multiple underlying shareholders was as follows:

	No. of Shareholders	% Ownership
Kopernik Global All-Cap Fund, Class A Shares	4	59%
Kopernik Global All-Cap Fund, Class I Shares	2	59%
Kopernik International Fund, Class I Shares	3	80%

5% of the Kopernik International Fund’s Class I Shares outstanding were held by an affiliate of the Investment Adviser.

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In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. Regulatory Matters:

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

12. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

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DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2016 to April 30, 2017).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

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Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/16	Ending Account Value 4/30/17	Annualized Expense Ratios	Expenses Paid During Period*
Kopernik Global All-Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,033.00	1.30%	$6.55
Class I Shares	1,000.00	1,035.50	1.05	5.30

Hypothetical 5% Return
Class A Shares	$1,000.00	$1,018.35	1.30%	$6.51
Class I Shares	1,000.00	1,019.59	1.05	5.26
Kopernik International Fund
Actual Fund Return
Class I Shares	$1,000.00	$1,013.10	0.67%	$3.34

Hypothetical 5% Return
Class I Shares	$1,000.00	$1,021.47	0.67%	$3.36

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period shown).

Kopernik Funds

P.O. Box 219009

Kansas City, MO 64121-9009

855-887-4KGI

Adviser:

Kopernik Global Investors, LLC

Two Harbour Place

302 Knights Run Avenue, Suite 1225

Tampa, Florida 33602

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

KGI-SA-001-0400

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
President

Date: July 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
President

Date: July 7, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 7, 2017